Interest in Other Entities (Details) - Schedule of described share purchase agreement - Eventer Technologies Ltd [Member] $ in Thousands	Oct. 15, 2020 USD ($)
Interest in Other Entities (Details) - Schedule of described share purchase agreement [Line Items]
Cash consideration invested in Eventer	$ 750
Fair value of earn-out	69
Difference between fair value and par value of loan extended to Eventer	46
Total consideration	865
Value acquired:
Fair value of net tangible assets acquired	751
Non-controlling interest	(381)
Total acquired	370
Excess purchase price to allocate to technology and goodwill	$ 495